UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21921
                                                     ---------

                        Oppenheimer Transition 2015 Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                      Date of reporting period: 08/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

OP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   U.S. Equity Funds                   64.4%
                   Global Equity Funds                 14.9
                   Fixed Income Fund                   14.7
                   Alternative Investment Fund          5.0
                   Money Market Fund                    1.0

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                      9 | OPPENHEIMER TRANSITION 2015 FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/15/06. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/15/06. Class B returns include the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/15/06. Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 12/15/06. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/15/06. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      10 | OPPENHEIMER TRANSITION 2015 FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                      11 | OPPENHEIMER TRANSITION 2015 FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 BEGINNING          ENDING             EXPENSES
                                 ACCOUNT            ACCOUNT            PAID DURING
                                 VALUE              VALUE              6 MONTHS ENDED
                                 (3/1/07)           (8/31/07)          AUGUST 31, 2007
--------------------------------------------------------------------------------------------
Class A Actual                   $  1,000.00        $  1,056.00        $  4.00
--------------------------------------------------------------------------------------------
Class A Hypothetical                1,000.00           1,021.32           3.93
--------------------------------------------------------------------------------------------
Class B Actual                      1,000.00           1,051.10           8.41
--------------------------------------------------------------------------------------------
Class B Hypothetical                1,000.00           1,017.04           8.27
--------------------------------------------------------------------------------------------
Class C Actual                      1,000.00           1,052.10           8.31
--------------------------------------------------------------------------------------------
Class C Hypothetical                1,000.00           1,017.14           8.17
--------------------------------------------------------------------------------------------
Class N Actual                      1,000.00           1,054.00           5.09
--------------------------------------------------------------------------------------------
Class N Hypothetical                1,000.00           1,020.27           5.00
--------------------------------------------------------------------------------------------
Class Y Actual                      1,000.00           1,057.90           2.39
--------------------------------------------------------------------------------------------
Class Y Hypothetical                1,000.00           1,022.89           2.35

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended August 31, 2007 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 0.77%
---------------------------------
Class B                 1.62
---------------------------------
Class C                 1.60
---------------------------------
Class N                 0.98
---------------------------------
Class Y                 0.46

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                      12 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS  August 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                   VALUE
                                                                   SHARES     SEE NOTE 1
----------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.1% 1
----------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUND--5.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y            56,470    $   395,289
-----------------------------------------------------------------------------------------
FIXED INCOME FUND--14.7%
Oppenheimer Core Bond Fund, Cl. Y                                 115,122      1,162,733
-----------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--14.9%
Oppenheimer International Growth Fund, Cl. Y                       25,842        791,267
-----------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A            16,575        384,031
                                                                             ------------
                                                                               1,175,298

-----------------------------------------------------------------------------------------
MONEY MARKET FUND--1.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.44% 2        81,857         81,857
-----------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--64.5%
Oppenheimer Capital Appreciation Fund, Cl. Y 3                     15,267        796,933
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                18,050        784,275
-----------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 3                                   37,374        779,613
-----------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                    28,354      1,168,179
-----------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                      53,827      1,567,992
                                                                             ------------
                                                                               5,096,992

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,768,045)                       100.1%     7,912,169
-----------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                (0.1)        (7,249)
                                                                  -----------------------
NET ASSETS                                                          100.0%   $ 7,904,920
                                                                  =======================


                      13 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                        SHARES                                  SHARES
                                                                  FEBRUARY 28,         GROSS        GROSS   AUGUST 31,
                                                                          2007     ADDITIONS   REDUCTIONS         2007
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                             4,867        10,994          594       15,267
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y                                                18,004        40,668        2,202       56,470
Oppenheimer Core Bond Fund, Cl. Y                                       34,629        84,929        4,436      115,122
Oppenheimer Institutional Money Market Fund, Cl. E                          --     4,254,592    4,172,735       81,857
Oppenheimer International Growth Fund, Cl. Y                             8,381        18,447          986       25,842
Oppenheimer Main Street Fund, Cl. Y                                      5,720        13,033          703       18,050
Oppenheimer MidCap Fund, Cl. Y                                          11,787        27,045        1,458       37,374
Oppenheimer Quest International Value Fund, Inc., Cl. A                  5,314        11,899          638       16,575
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                          9,265        20,179        1,090       28,354
Oppenheimer Value Fund, Cl. Y                                           17,516        38,386        2,075       53,827

                                                                                       VALUE     DIVIDEND     REALIZED
                                                                                  SEE NOTE 1       INCOME         LOSS
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                     $   796,933   $       --   $      327
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                              395,289           --          322
Oppenheimer Core Bond Fund, Cl. Y                                                  1,162,733       19,161          428
Oppenheimer Institutional Money Market Fund, Cl. E                                    81,857        1,366           --
Oppenheimer International Growth Fund, Cl. Y                                         791,267        1,505          417
Oppenheimer Main Street Fund, Cl. Y                                                  784,275           --          355
Oppenheimer MidCap Fund, Cl. Y                                                       779,613           --          428
Oppenheimer Quest International Value Fund, Inc., Cl. A                              384,031          328          237
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                    1,168,179           --          790
Oppenheimer Value Fund, Cl. Y                                                      1,567,992           --          796
                                                                                 --------------------------------------
                                                                                 $ 7,912,169   $   22,360   $    4,100
                                                                                 ======================================

2. Rate shown is the 7-day yield as of August 31, 2007.

3. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      14 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

August 31, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $7,768,045)                                                      $  7,912,169
---------------------------------------------------------------------------------------------------------
Cash                                                                                               5,111
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                               146,527
Dividends                                                                                          4,869
Other                                                                                              1,784
                                                                                            -------------
Total assets                                                                                   8,070,460

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                             92,251
Shares of beneficial interest redeemed                                                            49,155
Shareholder communications                                                                        13,283
Legal, auditing and other professional fees                                                        8,226
Distribution and service plan fees                                                                 2,129
Transfer and shareholder servicing agent fees                                                        493
Trustees' compensation                                                                                 3
                                                                                            -------------
Total liabilities                                                                                165,540

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  7,904,920
                                                                                            =============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $        736
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     7,763,692
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                    468
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (4,100)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       144,124
                                                                                            -------------
NET ASSETS                                                                                  $  7,904,920
                                                                                            =============


                      15 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,581,905 and 519,198 shares of beneficial interest outstanding)                           $      10.75
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                    $      11.41
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $644,941
and 60,318 shares of beneficial interest outstanding)                                       $      10.69
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $692,321
and 64,727 shares of beneficial interest outstanding)                                       $      10.70
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $947,011
and 88,255 shares of beneficial interest outstanding)                                       $      10.73
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $38,742 and 3,595 shares of beneficial interest outstanding)                  $      10.78

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      16 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 2007
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                          $    22,360
---------------------------------------------------------------------------------------------------------
Interest                                                                                             237
                                                                                             ------------
Total investment income                                                                           22,597

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            2,968
Class B                                                                                            1,809
Class C                                                                                            2,132
Class N                                                                                              730
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            1,136
Class B                                                                                              400
Class C                                                                                              274
Class N                                                                                              112
Class Y                                                                                               27
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            4,377
Class B                                                                                            1,771
Class C                                                                                            2,539
Class N                                                                                              371
Class Y                                                                                               25
---------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                        8,400
---------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                         662
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                36
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            6
---------------------------------------------------------------------------------------------------------
Other                                                                                              1,298
                                                                                             ------------
Total expenses                                                                                    29,073
Less reduction to custodian expenses                                                                  (4)
Less waivers and reimbursements of expenses                                                       (5,898)
                                                                                             ------------
Net expenses                                                                                      23,171

---------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                 (574)

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized loss on investments--affiliated companies                                            (4,100)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                             135,238

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $   130,564
                                                                                             ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                                AUGUST 31, 2007     FEBRUARY 28,
                                                                                    (UNAUDITED)           2007 1
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                       $       (574)    $        597
------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                        (4,100)              --
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   135,238            8,886
                                                                                   -------------------------------
Net increase in net assets resulting from operations                                    130,564            9,483

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                               3,284,023        2,066,504
Class B                                                                                 497,837          140,134
Class C                                                                                 588,302           95,927
Class N                                                                                 933,296           18,517
Class Y                                                                                  36,333               --
                                                                                   -------------------------------
                                                                                      5,339,791        2,321,082

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                        5,470,355        2,330,565
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   2,434,565          104,000 2
                                                                                   -------------------------------
End of period (including accumulated net investment income of
$468 and $1,042, respectively)                                                     $  7,904,920     $  2,434,565
                                                                                   ===============================

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Reflects the value of the Manager's initial seed money investment on August 21, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                                AUGUST 31, 2007     FEBRUARY 28,
CLASS A                                                                             (UNAUDITED)           2007 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  10.18         $  10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                     .01              .01
Net realized and unrealized gain                                                            .56              .17
                                                                                       ----------------------------
Total from investment operations                                                            .57              .18
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  10.75         $  10.18
                                                                                       ============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                         5.60%            1.80%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $  5,582         $  2,177
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $  3,907         $  1,362
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                      0.12%            0.25%
Total expenses 5                                                                           0.85%            6.99% 6
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                         0.77%            0.87%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       6%               0%

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Six Months Ended August 31, 2007      1.48%
        Period Ended February 28, 2007        7.62%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                                AUGUST 31, 2007     FEBRUARY 28,
CLASS B                                                                             (UNAUDITED)           2007 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  10.17         $  10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss 2                                                                      (.04)            (.01)
Net realized and unrealized gain                                                            .56              .18
                                                                                       ----------------------------
Total from investment operations                                                            .52              .17
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  10.69         $  10.17
                                                                                       ============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                         5.11%            1.70%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $    645         $    139
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $    363         $     20
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                                       (0.72)%          (0.57)%
Total expenses 5                                                                           2.57%           52.30% 6
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                         1.62%            1.55%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       6%               0%

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

        Six Months Ended August 31, 2007      3.20%
        Period Ended February 28, 2007       52.93%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER TRANSITION 2015 FUND

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                                AUGUST 31, 2007     FEBRUARY 28,
CLASS C                                                                             (UNAUDITED)           2007 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  10.17         $  10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss 2                                                                      (.04)            (.01)
Net realized and unrealized gain                                                            .57              .18
                                                                                       ----------------------------
Total from investment operations                                                            .53              .17
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  10.70         $  10.17
                                                                                       ============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                         5.21%            1.70%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $    692         $     99
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $    426         $     60
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                                       (0.73)%          (0.65)%
Total expenses 5                                                                           2.66%           17.07% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                        1.60%            1.62%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       6%               0%

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

         Six Months Ended August 31, 2007     3.29%
         Period Ended February 28, 2007      17.70%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                                AUGUST 31, 2007     FEBRUARY 28,
CLASS N                                                                              (UNAUDITED)          2007 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  10.18         $  10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                               -- 3             -- 3
Net realized and unrealized gain                                                            .55              .18
                                                                                       ----------------------------
Total from investment operations                                                            .55              .18
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  10.73         $  10.18
                                                                                       ============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                         5.40%            1.80%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $    947         $     19
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $    303         $      5
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                              (0.06)%           0.02%
Total expenses 6                                                                           1.12%           42.59% 7
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                                         0.98%            1.12%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       6%               0%

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

         Six Months Ended August 31, 2007     1.75%
         Period Ended February 28, 2007      43.22%

7. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER TRANSITION 2015 FUND

                                                                                     SIX MONTHS           PERIOD
                                                                                          ENDED            ENDED
                                                                                AUGUST 31, 2007     FEBRUARY 28,
CLASS Y                                                                             (UNAUDITED)           2007 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $  10.19        $   10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                     .02              .01
Net realized and unrealized gain                                                            .57              .18
                                                                                       ----------------------------
Total from investment operations                                                            .59              .19
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $  10.78        $   10.19
                                                                                       ============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                         5.79%            1.90%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $     39        $       1
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $     50        $       1
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                      0.39%            0.48%
Total expenses 5                                                                           0.61%          110.56% 6
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                                        0.46%            0.55%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       6%               0%

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses paid including all underlying fund expenses were as follows:

         Six Months Ended August 31, 2007     1.24%
         Period Ended February 28, 2007     111.19%

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Transition 2015 Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds (the "Underlying Funds"). The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                      24 | OPPENHEIMER TRANSITION 2015 FUND

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of August 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,100 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of August 31, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended February 28, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                      25 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended August 31, 2007, the Fund's projected benefit obligations were increased by $12 and payments of $18 were made to retired trustees, resulting in liability of zero as of August 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                      26 | OPPENHEIMER TRANSITION 2015 FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED AUGUST 31, 2007    PERIOD ENDED FEBRUARY 28, 2007 1,2
                                     SHARES             AMOUNT               SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                320,303        $ 3,444,274              203,792      $ 2,066,504
Redeemed                            (14,897)          (160,251)                  --               --
                                   ------------------------------------------------------------------
Net increase                        305,406        $ 3,284,023              203,792      $ 2,066,504
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                 47,613        $   507,857               13,612      $   140,843
Redeemed                               (938)           (10,020)                 (69)            (709)
                                   ------------------------------------------------------------------
Net increase                         46,675        $   497,837               13,543      $   140,134
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                 57,376        $   613,692                9,606      $    95,927
Redeemed                             (2,355)           (25,390)                  --               --
                                   ------------------------------------------------------------------
Net increase                         55,021        $   588,302                9,606      $    95,927
                                   ==================================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                105,584        $ 1,139,915                1,807      $    18,517
Redeemed                            (19,236)          (206,619)                  --               --
                                   ------------------------------------------------------------------
Net increase                         86,348        $   933,296                1,807      $    18,517
                                   ==================================================================


                      27 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              SIX MONTHS ENDED AUGUST 31, 2007    PERIOD ENDED FEBRUARY 28, 2007 1,2
                                     SHARES             AMOUNT               SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                  7,729         $   81,844                   --       $       --
Redeemed                             (4,234)           (45,511)                  --               --
                                     ----------------------------------------------------------------
Net increase                          3,495         $   36,333                   --       $       --
                                     ================================================================

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on August 21, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended August 31, 2007, were as follows:

                                           PURCHASES           SALES
           ---------------------------------------------------------
           Investment securities        $  5,552,317      $  301,406

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended August 31, 2007 were 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended August 31, 2007, the Fund paid $1,473 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to


                      28 | OPPENHEIMER TRANSITION 2015 FUND
accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $10,798, $4,723 and $7,396, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A           CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED          DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY
SIX MONTHS ENDED       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
August 31, 2007          $  17,054            $  --              $  1            $  --           $  293

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended August 31, 2007, the Manager reimbursed the Fund $1,374, $1,734, $2,261, $206 and $33 for the Class A, Class B, Class C,


                      29 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended August 31, 2007, the Manager waived $33 for IMMF management fees.

      The Distributor will reimburse Fund expenses in an amount equal to the distribution and service plan fees incurred through the Fund's investment in the Class A shares of Oppenheimer Quest International Value Fund, Inc. which, for the six months ended August 31, 2007, was $257.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      30 | OPPENHEIMER TRANSITION 2015 FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      31 | OPPENHEIMER TRANSITION 2015 FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's asset allocation team, who provide research, analysis and other advisory services in regard to the Fund's investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                      32 | OPPENHEIMER TRANSITION 2015 FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi Schadt, Jerry Webman and Kurt Wolfgruber, the portfolio managers of the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the "Underlying Funds"). The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE FUND. The Manager provided information on the year-to-date investment performance of the Fund, including comparative information indicating that the Fund's year-to-date performance was better than its peer group. Performance information was not available for any longer period since the Fund has not yet completed a full year of operations.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, mixed-asset target 2015 and 2020 funds of funds and other funds of funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.75% for Class N and 1.25% for Class Y. The Manager may modify


                      33 | OPPENHEIMER TRANSITION 2015 FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

or terminate this undertaking at any time without notice to shareholders. The Board noted that the Fund's total direct and indirect expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager and its affiliates for services provided to the Fund and to the Underlying Funds.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      34 | OPPENHEIMER TRANSITION 2015 FUND

ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Not applicable to semiannual reports.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2015 Fund


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    10/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    10/09/2007


By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    10/09/2007